Other Assets (Details) - Schedule of Other Assets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Other Assets (Details) - Schedule of Other Assets [Line Items]
Sales taxes receivable	[1]	$ 805	$ 3,816
Electrical component inventory		705	588
Other receivables		689	108
Total		$ 2,199	$ 4,512

[1]	Refer to Note 28c for more details about the provision applied to the Argentine value-added tax (VAT) receivable included in sales taxes receivable.